                           VAN KAMPEN EQUITY TRUST II
                            ON BEHALF OF ITS SERIES
                           VAN KAMPEN TECHNOLOGY FUND

                        SUPPLEMENT DATED MARCH 28, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 28, 2001

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   TECH SPT 3/02
                                                                      77 177 277
                                                                        65029SPT

                           VAN KAMPEN EQUITY TRUST II
                            ON BEHALF OF ITS SERIES
                   VAN KAMPEN TAX MANAGED EQUITY GROWTH FUND

                     SUPPLEMENT DATED MARCH 28, 2002 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                      PROSPECTUS DATED DECEMBER 28, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Select Growth team. The team is made up of established investment professionals. Current members of the team include William Auslander, a Managing Director of the Adviser, Peter Dannenbaum, an Executive Director of the Adviser and Jeffrey Alvino, an Executive Director of the Adviser. The composition of the team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   TMEG SPT 3/02
                                                                      71 171 271

                           VAN KAMPEN EQUITY TRUST II
                            ON BEHALF OF ITS SERIES
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

                        SUPPLEMENT DATED MARCH 28, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 28, 2001

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                     IA SPT 3/02
                                                                     185 285 385
                                                                        65207SPT